Label		Element	Value
Baillie Gifford EAFE Choice Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ck0001120543_SupplementTextBlock	BAILLIE GIFFORD FUNDS The EAFE Choice Fund Supplement dated August 6, 2015 to the Prospectus dated May 1, 2015
Risk/Return [Heading]		rr_RiskReturnHeading	Baillie Gifford EAFE Choice Fund
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

Effective immediately, the table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “The EAFE Choice Fund — Performance” on page 14 of the Prospectus is restated in its entirety as follows:

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2014
Baillie Gifford EAFE Choice Fund | MSCI EAFE Index
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.48%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	[1]	rr_AverageAnnualReturnSinceInception	5.80%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009
Baillie Gifford EAFE Choice Fund | FTSE Developed ex U.S. Index
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.03%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	5.66%
Average Annual Returns, Since Inception	[1]	rr_AverageAnnualReturnSinceInception	6.11%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009
Baillie Gifford EAFE Choice Fund | Class 1
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.46%)
Average Annual Returns, 5 Years	[2]	rr_AverageAnnualReturnYear05	6.56%
Average Annual Returns, Since Inception	[1],[2]	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009
Baillie Gifford EAFE Choice Fund | Class 2
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.25%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	6.75%
Average Annual Returns, Since Inception	[1]	rr_AverageAnnualReturnSinceInception	8.03%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009
Baillie Gifford EAFE Choice Fund | Class 2 | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.72%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	5.76%
Average Annual Returns, Since Inception	[1]	rr_AverageAnnualReturnSinceInception	7.03%
Baillie Gifford EAFE Choice Fund | Class 2 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(2.40%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.85%
Average Annual Returns, Since Inception	[1]	rr_AverageAnnualReturnSinceInception	5.88%
Baillie Gifford EAFE Choice Fund | Class 3
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year	[3]	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	[3]	rr_AverageAnnualReturnYear05	6.77%
Average Annual Returns, Since Inception	[1],[3]	rr_AverageAnnualReturnSinceInception	8.04%
Average Annual Returns, Inception Date	[3]	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009
Baillie Gifford EAFE Choice Fund | Class 4
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year	[4]	rr_AverageAnnualReturnYear01	(4.25%)
Average Annual Returns, 5 Years	[4]	rr_AverageAnnualReturnYear05	6.75%
Average Annual Returns, Since Inception	[1],[4]	rr_AverageAnnualReturnSinceInception	8.03%
Average Annual Returns, Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009
Baillie Gifford EAFE Choice Fund | Class 5
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year	[5]	rr_AverageAnnualReturnYear01	(4.25%)
Average Annual Returns, 5 Years	[5]	rr_AverageAnnualReturnYear05	6.75%
Average Annual Returns, Since Inception	[1],[5]	rr_AverageAnnualReturnSinceInception	8.03%
Average Annual Returns, Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009

[1]	The Fund commenced operations on December 17, 2009.
[2]	Performance for Class 1 shares prior to their date of inception (December 17, 2013) is derived from the historical performance of Class 2 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[3]	Performance for Class 3 shares prior to the date Class 3 most recently recommenced investment operations (July 7, 2014) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[4]	Performance for Class 4 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[5]	Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.